Item G.1.a.i – Deutsche DWS Investment Trust (formerly DWS Investment Trust)

On December 7, 2010, Deutsche DWS Investment Trust (formerly DWS Investment Trust) (the “Trust”) was named as a defendant in the First Amended Complaint filed by the Official Committee of Unsecured Creditors in the U.S. Bankruptcy Court for the District of Delaware in the lawsuit styled Official Committee of Unsecured Creditors of Tribune Company, et al., v. Fitzsimons et al. (the “Lawsuit”). The Lawsuit arises out of a leveraged buyout transaction (“LBO”) in 2007 by which loans were made to the Tribune Company to fund the LBO and shares of the Tribune Company held by shareholders were tendered for or were converted to a right to receive cash. Following the completion of the LBO in 2007, the Tribune Company filed for bankruptcy. The Lawsuit seeks to recover all payments made to the shareholders in the LBO. The Lawsuit has been consolidated in a multi-district litigation (the “Tribune MDL”) in the United States District Court for the Southern District of New York, case no. 12-MC-2296 (the “District Court”). At the outset of the Lawsuit, the District Court issued a scheduling order which stayed all substantive proceedings in the Lawsuit until after the decision on motions to dismiss based on certain defenses common to the defendants filed in related cases.

On September 23, 2013, the District Court entered an order granting the defendants’ motion to dismiss in certain of those related cases (the “Bondholder Actions”) due to the pendency of the Lawsuit seeking recoveries on similar grounds, and the plaintiffs in Bondholder Actions appealed that order to the United States Court of Appeals for the Second Circuit. On April 25, 2014, the District Court entered an order governing the upcoming stage of the Lawsuit, which directed Ropes & Gray, as Liaison Counsel to the Shareholder Defendants, to file a global motion to dismiss (the “Global Motion to Dismiss”) the Lawsuit on behalf of all shareholder defendants named in Exhibit A to the current Fifth Amended Complaint (including the Trust). The Global Motion to Dismiss was filed on May 23, 2014.

On March 29, 2016, the Second Circuit, in a unanimous opinion, affirmed the District Court’s dismissal of the Bondholder Actions. The Bondholder Actions plaintiffs subsequently filed a petition for rehearing, which the Second Circuit denied on July 22, 2016. On September 9, 2016, the Bondholder Actions plaintiffs filed a petition for a writ of certiorari of the Second Circuit’s decision in the U.S. Supreme Court.

On January 6, 2017, the District Court granted the Global Motion to Dismiss, dismissing the only claim asserted against the shareholder defendants named in the Lawsuit, and denied the plaintiff’s request for leave to amend the Complaint.

On April 3, 2018, Supreme Court Justices Kennedy and Thomas issued a Statement indicating that consideration of the petition for certiorari in the Bondholder Actions “will be deferred for an additional period of time” because of the possibility that “there might not be a quorum” of Justices available to consider those cases. The Statement also said that this deferral would allow the Second Circuit or the District Court to consider whether to recall the mandate, entertain a motion to vacate the earlier judgment, or provide any other available relief in light of the Supreme Court’s decision in another case, FTI Consulting, Inc. v. Merit Management Group, 830 F.3d 690 (7th Cir. 2016) (“Merit Mgmt.”). On April 10, 2018, the Bondholder Actions plaintiffs filed a motion requesting that the Second Circuit recall its mandate, vacate its affirmation of the District Court’s dismissal of their claims, and remand the Bondholder Actions to the District Court for further proceedings.

On May 15, 2018, the Second Circuit granted plaintiffs’ motion to recall the court’s mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit affirmed its prior dismissal of the Bondholder Actions plaintiffs’ claims, notwithstanding the Supreme Court’s decision in Merit Mgmt. On January 2, 2020, the Bondholder Actions plaintiffs filed a motion requesting that the Second Circuit panel reconsider that ruling or that the full Second Circuit review the opinion en banc (the “Reconsideration Motion”). On February 6, 2020, the Second Circuit denied the Reconsideration Motion. On July 6, 2020, the plaintiffs filed a further petition for a writ of certiorari in the U.S. Supreme Court. The defendants filed a brief in opposition with the U.S. Supreme Court on August 26, 2020. The case will be listed for consideration by the Supreme Court beginning on September 29, 2020.

On April 4, 2019, the plaintiff in the Lawsuit filed a motion to amend his complaint to add constructive fraudulent conveyance claims against shareholder defendants based on an alleged change in governing law resulting from the Supreme Court’s decision in Merit Mgmt. On April 23, 2019, the District Court denied that motion. On July 15, 2019, the plaintiff in the Lawsuit filed a notice of appeal to the Second Circuit for these District Court rulings in the Lawsuit. The parties have briefed the issues on appeal, and the Second Circuit heard oral argument on August 24, 2020. This appeal remains pending before the Second Circuit.

We express no opinion on the likely outcome of these matters. Management is currently assessing the Lawsuit and has not yet determined the effect, if any, on any series of the Trust.

None of the Trust’s current Series have exposure in the litigation. A former Series of the Trust, DWS S&P 500 Index Fund, had been a beneficial holder of shares of the Tribune Company. DWS S&P 500 Index Fund was reorganized from the Trust into Deutsche DWS Institutional Funds on April 29, 2011.